Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 R
Contrafund® Portfolio
April 30, 2014
Prospectus

For Shares of Service Class 2 R of Contrafund® Portfolio:

The Board of Trustees of the fund approved the conversion of shares of Service Class 2 R into shares of Service Class 2 of the same fund, effective on or about April 30, 2015. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, the fund will no longer offer shares of Service Class 2 R.

Shares of Service Class 2 of the fund are not subject to a redemption fee.

VCONR-14-01  December 1, 2014
1.918652.105

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R and Service Class 2 R
Emerging Markets Portfolio
April 30, 2014
Prospectus

For Shares of Initial Class R and Service Class 2 R of Emerging Markets Portfolio:

The Board of Trustees of the fund approved the conversion of shares of Initial Class R and Service Class 2 R into shares of Initial Class and Service Class 2, respectively, of the same fund, effective on or about April 30, 2015. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, the fund will no longer offer shares of Initial Class R and Service Class 2 R.

Shares of Initial Class and Service Class 2 of the fund are not subject to a redemption fee.

VIPEMIR-14-01  December 1, 2014
1.952092.102

Supplement to the
Fidelity® Variable Insurance Products
Investor Class R
Emerging Markets Portfolio
April 30, 2014
Prospectus

The Board of Trustees of Emerging Markets Portfolio approved the removal of Investor Class R's redemption fee on shares held less than 60 days, effective on or about April 30, 2015. Investor Class R will also be renamed Investor Class on the effective date.

VIPEMINVR-14-01  December 1, 2014
1.863507.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R, Service Class R, and Service Class 2 R
International Capital Appreciation Portfolio
April 30, 2014
Prospectus

For Shares of Initial Class R, Service Class R, and Service Class 2 R of International Capital Appreciation Portfolio:

The Board of Trustees of the fund approved the conversion of shares of Initial Class R, Service Class R, and Service Class 2 R into shares of Initial Class, Service Class, and Service Class 2, respectively, of the same fund, effective on or about April 30, 2015. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, the fund will no longer offer shares of Initial Class R, Service Class R, and Service Class 2 R.

Shares of Initial Class, Service Class, and Service Class 2 of the fund are not subject to a redemption fee.

VIPCAR-14-01  December 1, 2014
1.820983.109

Supplement to the
Fidelity® Variable Insurance Products
Investor Class R
International Capital Appreciation Portfolio
April 30, 2014
Prospectus

The Board of Trustees of International Capital Appreciation Portfolio approved the removal of Investor Class R's redemption fee on shares held less than 60 days, effective on or about April 30, 2015. Investor Class R will also be renamed Investor Class on the effective date.

VIPCAR-INV-14-01  December 1, 2014
1.918653.103